Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation of the financial statements

Basis of presentation of the financial statements

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as set forth in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (ASC).

Immediately prior to the consummation of the merger described in Note 1, the Company’s shareholders approved a 1-for-10 reverse share split of the Company’s ordinary shares and a change in the par value of each registered share to CHF 0.05. Unless otherwise period-specific, all share, per-share, and exercise price amounts in these consolidated financial statements (including for prior periods) have been retrospectively adjusted to reflect the 1-for-10 reverse share split as if it had occurred at the beginning of the earliest period presented.

As described in Note 1, the merger between the Company and Kadimastem was accounted for as a reverse acquisition. Consequently, these consolidated financial statements represent a continuation of the financial statements of Kadimastem (the accounting acquirer).

Prior to the merger, Kadimastem prepared its financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (IASB). Upon the consummation of the merger and in connection with the Company’s reporting requirements as a U.S. public company, the Company has adopted U.S. GAAP for all periods presented. All historical financial information of Kadimastem presented herein has been converted and restated from IFRS to U.S. GAAP to ensure consistency and comparability across all periods.

The consolidated financial statements include the accounts of NewcelX Ltd. And its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting period. The Company believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

Significant estimates and assumptions include the valuation of stock-based compensation, the fair value and useful life of intangible assets acquired in business combinations (IPR&D), the fair value of derivatives, the probability of achieving milestones related to government grants, valuation allowance related to deferred tax assets and business combination.

Functional currency, presentation currency, and foreign currency

Functional currency, presentation currency, and foreign currency

The functional currency of the Company’s primary operating subsidiary, Kadimastem Ltd., is the New Israeli Shekel (“NIS”), which represents the primary economic environment in which that entity operates. The functional currency of the company, is the U.S. Dollar (“USD”).

The consolidated financial statements are presented in USD, which is the reporting currency of the Company. The financial statements are presented in USD since the Company believes that financial statements in USD provide more relevant information to the investors and users of the financial statements, who are located primarily in the U.S.

In the preparation of the consolidated financial statements, assets and liabilities are translated at the closing rate at each reporting date, while statements of operations items are translated at average exchange rates prevailing during the period. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less, at the date of purchase.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, and other accounts receivables. The Company’s cash and cash equivalents are invested with major financial institutions in Israel and Switzerland. Management believes that these financial institutions are financially sound and, accordingly, minimal credit risk exists.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including personnel-related expenses such as salaries, benefits, and share-based compensation for employees engaged in research and development functions. These expenses also include materials and laboratory supplies used in the development of the Company’s product candidates, as well as costs related to the maintenance and prosecution of the Company’s intellectual property rights and patent portfolio. In addition, research and development expenses include external development costs, such as vendor expenses and consultant fees, including contract research organizations and investigative sites that conduct the Company’s clinical trials and pre-clinical studies. Clinical trial and other development costs incurred by third parties are expensed as the contracted work is performed. The research and development expenses are presented net of government grants.

Government Grants

Government Grants

Government grants from the Israel Innovation Authority (“IIA”) are recognized when there is reasonable assurance that the Company will comply with the terms of the grant and that the funds will be received.

Since the Company is in the clinical stage and does not expect to generate royalty-bearing revenues in the foreseeable future, these grants are recorded as a reduction of Research and Development expenses.

The Company’s obligation to pay royalties at a rate of 3% from sales of the funded R&D outcomes is treated as a contingent liability. These royalties are dollar-linked and bear interest at the SOFR rate (or the applicable replacement rate). At each reporting date, the Company records grants receivable for amounts earned but not yet received.

As of December 31, 2025, the total accumulated grants received, for which the Company has a contingent liability to pay future royalties, amounted to USD $14,209 thousand. No liability was recognized in the consolidated financial statements as the Company does not anticipate having revenues in the foreseeable future.

Taxes on income

Taxes on income

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company establishes a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company records interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense. As of December 31, 2025 and 2024, the Company’s uncertain tax position liability was immaterial.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are recognized as right-of-use (“ROU”) assets and lease liabilities on the consolidated balance sheets.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Company combines its lease payments and fixed payments for non-lease components and accounts for them together as a single lease component. Operating lease ROU assets also include any prepaid lease payments. Payments for variable lease costs are expensed as incurred and not included in the operating lease ROU assets and liabilities. For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. When determining lease terms, the Company uses the non-cancellable period of the leases and does not assume renewals unless it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

All existing lease arrangements, primarily consisting of office space and laboratory facilities, were classified as short-term leases.

Lease expenses for the years ended on December 31, 2025 and 2024 were $92 thousand and $220 thousand, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

%

Laboratory equipment and clean room	15
Office furniture and equipment	8-15
Computers and peripheral equipment	33

Maintenance and repairs are charged to expense as incurred. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Fair Value Measurement

Fair Value Measurement

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy prioritizes the inputs used in measuring fair value as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 –	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, other accounts receivable, accounts payable, and accruals, for which the carrying value approximates fair value due to their short-term nature. Derivative financial instruments (such as certain warrants and debt-related derivatives) are classified as Level 3 liabilities and are measured at fair value on a recurring basis.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”.

ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations. The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.

The Company policy, under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term represents the period that options are expected to be outstanding. Since there is not sufficient historical share exercise data to calculate the expected term of the share options, the Company determines the expected term using the simplified method, applied to each vesting tranche separately. The simplified method deems the term to be the average of the time-to-vesting of each tranche and the contractual life of the options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Employee Benefit Assets and Liabilities

Employee Benefit Assets and Liabilities

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israel’s Severance Pay Law based on the most recent salary of the employees as of the balance sheet date and the number of years of service (the “Shutdown Method”).

For employees covered under Section 14, the Company’s ongoing contributions to pension and severance funds release the Company from any further legal obligation to make severance payments. Accordingly, the Company does not include these amounts in the balance sheet, and the related contributions are recognized as an expense when incurred.

Preferred Shares

Preferred Shares

Upon issuance of a convertible preferred share instrument, the Company evaluates its classification as either equity or debt. In accordance with ASC 480, the Company’s preferred shares were classified as permanent equity as it does not contain any mandatorily redeemable provisions. Further, in accordance with ASC 815-40, Derivatives and Hedging – Contracts in an Entity’s Own Equity, the preferred shares did not meet any of the criteria that would preclude equity classification. The Company concluded that the preferred shares were more akin to an equity-type instrument than a debt-type instrument, therefore the conversion features associated with the convertible preferred shares were deemed to be clearly and closely related to the host instrument and were not bifurcated as a derivative under ASC 815.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic net loss per common share is computed by dividing the net loss applicable to common shareholders by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed similarly, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

Potential common shares (including stock options, warrants, and convertible preferred shares) are excluded from the diluted loss per share computation when their effect is anti-dilutive. As the Company reported a net loss for all periods presented, basic and diluted loss per share is the same.

Segment Reporting

Segment Reporting

The Company identifies operating segments in accordance with ASC No. 280, “Segment Reporting”, as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who manages the Company’s business activities as a single operating and reportable segment on a consolidated basis. Accordingly, the CODM uses consolidated net loss to assess financial performance and allocate resources. The CODM reviews and utilizes functional expenses (research and development, and general and administrative) at the consolidated level as presented in the Company’s consolidated statements of operations, to manage the Company’s operations.

As of December 31, 2025, the Company’s long-lived assets are in Israel.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill has been recorded as a result of the acquisition. Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. Goodwill and indefinite-lived intangible assets, such as In-Process Research and Development (IPR&D), are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. ASC 350, “Intangibles – Goodwill and Other”, allows the Company to first perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the quantitative goodwill impairment test. Any excess of the carrying value of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to the fair value of the reporting unit. During the year ended December 31, 2025 and 2024, no impairment was recorded.

Intangible assets with finite lives are amortized over their estimated useful lives and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The long-lived assets of the Company, including finite-lived intangible assets, are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an assets to the future undiscounted cash flows expected to be generated by the assets. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. During the year ended December 31, 2025 and 2024, no impairment was recorded.

Convertible Loans and Warrants

Convertible Loans and Warrants

The Company evaluates its convertible loans and warrants to determine the proper accounting treatment under ASC 480, “Distinguishing Liabilities from Equity,” and ASC 815, “Derivatives and Hedging.”

Convertible loans are generally recorded as liabilities, net of any applicable discounts. The Company evaluates whether the conversion feature requires bifurcation as a derivative. In instances where a loan agreement includes multiple components (such as warrants or embedded conversion features), the Company uses valuation models, such as Black-Scholes or Monte-Carlo simulations, to allocate the proceeds received among the various instruments. This process requires significant management judgment and estimates regarding expected volatility, financing timelines, and risk-adjusted discount rates.

Warrants are classified as either equity or liabilities based on their specific terms. Warrants classified as liabilities are recorded at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. Warrants classified as equity are recorded within additional paid-in capital and are not subsequently remeasured.

Shareholder Transactions

Shareholder Transactions

Transactions with shareholders that are not conducted at arm’s length are evaluated to determine if they include a capital contribution or distribution. For loans received from shareholders at below-market interest rates, the difference between the fair value of the loan and the proceeds received is recognized as a contribution to additional paid-in capital, net of tax effects.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, accounting, and other third-party fees that are directly attributable to in-process equity financings as deferred offering costs. As of December 31, 2025, deferred offering costs related to the Company’s Equity Line of Credit (ELOC) facility amounted to $296 thousand. These costs are recorded within current assets on the consolidated balance sheet. Upon the future issuance of shares under the ELOC facility, these costs will be reclassified to stockholders’ equity as a reduction of the proceeds received.

Business combination

Business combination

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Goodwill generated from a business combination is primarily attributable to synergies.

When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include but are not limited to future expected cash flows from acquired technology and acquired customer relationships from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which may extend up to one year from the acquisition date, the Company may record adjustments to the provisional fair values of the assets acquired and liabilities assumed, with a corresponding offset to goodwill. Upon the earlier of the end of the measurement period or the final determination of the fair values of the assets acquired and liabilities assumed, any subsequent adjustments are recorded in earnings.

Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred (see also Note 3).

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

As an “Emerging Growth Company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements. See Note 9 Income on Taxes in the accompanying notes to the consolidated financial statements for further detail.

Recently Accounting Pronouncements Not Yet Adopted

Recently Accounting Pronouncements Not Yet Adopted

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which establishes authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants. Under ASU 2025-10, government grants are recognized when it is probable that the entity will both comply with the conditions of the grant and the grant will be received. The ASU provides specific accounting models for grants related to assets and grants related to income, including options to recognize government grants as deferred income or as a reduction of the asset’s cost basis. The ASU also requires enhanced disclosures regarding the nature of government grants, significant terms and conditions, accounting policies applied, and amounts recognized in the financial statements. ASU 2025-10 is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-11.

On October 30, 2025 (the “Closing Date”), NewcelX Ltd. (formerly known as NLS Pharmaceutics Ltd., the “Swiss Parent”) consummated a merger transaction pursuant to a Merger Agreement by and among the Swiss Parent, its subsidiary (“Merger Sub”), and Kadimastem Ltd. (“Kadimastem”). Under the terms of the agreement, Kadimastem merged with and into Merger Sub, with Merger Sub surviving as a wholly-owned subsidiary of the Swiss Parent. At the effective time of the merger, each issued and outstanding ordinary share of Kadimastem was exchanged for 0.706 common shares of the Swiss Parent (the “Exchange Ratio”). The Exchange Ratio also reflects a 1-for-10 reverse share split effected by the Swiss Parent in connection with the Merger.